Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2023
Allowance for Credit Losses [Abstract]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Text Block Table]	Development of allowance for credit losses for financial assets at amortized cost Six months ended Jun 30, 2023 Allowance for credit losses5 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 533 626 3,656 180 4,995 Movements in financial assets including new business (106) 176 757 6 833 Transfers due to changes in creditworthiness¹ 90 (113) 23 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period² 0 0 (442) (40) (482) Recovery of written off amounts 0 0 36 0 36 Foreign exchange and other changes 2 (10) (139) 0 (147) Balance, end of reporting period 519 679 3,890 146 5,235 Provision for credit losses excluding country risk3,4 (16) 63 780 6 833 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 This position includes charge offs of allowance for credit losses 3 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to provision for credit losses excluding country risk 4 Credit loss provision does include € (44) million reimbursement gain as of June 30, 2023 5 Allowance for credit losses does not include allowance for country risk amounting to € 10 million as of June 30, 2023 Six months ended Jun 30, 2022 Allowance for credit losses5 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 440 532 3,740 182 4,895 Movements in financial assets including new business 15 177 295 1 488 Transfers due to changes in creditworthiness¹ 79 (85) 6 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 0- 0 0 0 0 Financial assets that have been derecognized during the period² 0 0 (439) 0 (439) Recovery of written off amounts 0 0 32 3 35 Foreign exchange and other changes 7 11 24 4 46 Balance, end of reporting period 541 634 3,658 190 5,024 Provision for credit losses excluding country risk3,4 94 92 301 1 488 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 This position includes charge offs of allowance for credit losses 3 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 4 Credit loss provision does include € 29 million reimbursement gain as of June 30, 2022 5 Allowance for credit losses does not include allowance for country risk amounting to € 12 million as of June 30, 2022
Development Of Allowance For Off Balance Sheet Positions [Text Block Table]	Development of allowance for credit losses for off-balance sheet positions Six months ended Jun 30, 2023 Allowance for credit losses3 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 144 97 310 0 551 Movements including new business (17) 12 (53) 0 (58) Transfers due to changes in creditworthiness1 7 (8) 1 N/M 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes (0) (2) 1 0 (1) Balance, end of reporting period 134 98 260 0 492 of which: Financial guarantees 91 54 188 0 333 Provision for credit losses excluding country risk2 (10) 3 (52) 0 (58) 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 3 Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2023 Six months ended Jun 30, 2022 Allowance for credit losses3 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 108 111 225 0 443 Movements including new business 25 1 (25) 0 1 Transfers due to changes in creditworthiness1 9 (10) 2 N/M 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 7 4 9 0 19 Balance, end of reporting period 147 105 211 0 464 of which: Financial guarantees 110 59 132 0 300 Provision for credit losses excluding country risk2 33 (9) (23) 0 1 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 3 Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of June 30, 2022